INVESTMENTS, DEBTS AND DERIVATIVES - Financial liabilities (Details) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total debt and derivatives		$ 10,109	$ 10,549
Non-current		7,297	7,759
Current	[1]	2,812	2,790
At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		88	254
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		10,021	10,295
Derivatives not designated as hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		62	52
Derivatives designated as net investment hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		26	161
Contingent consideration | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		0	41
Principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		7,550	7,519
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		80	79
Discounts, unamortized fees, hedge basis adjustment | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		(6)	(10)
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		7,624	7,588
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		1,815	2,083
Put-option liability over non-controlling interest | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		320	342
Customer deposits - microfinance banking | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		192	186
Other Financial Liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		$ 70	$ 96

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.